Segmented Information (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Schedule of operating segments [Table Text Block]
December 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$77,088	$77,088
High performance computing hosting	-	-	-	-	-	7,030	7,030
	$-	$-	$-	$-	$-	$84,118	$84,118

December 31, 2023	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Revenue from digital currency mining	$-	$-	$-	$-	$-	$75,973	$75,973
High performance computing hosting	-	-	-	-	-	1,611	1,611
	$-	$-	$-	$-	$-	$77,584	$77,584

Schedule of non-current tangible assets located in geographical jurisdictions [Table Text Block]
December 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$73,181	$31,850	$3,859	$172	$-	$3	$109,065
ROU asset	2,916	3,661	-	-	-	48	6,625
	$76,097	$35,511	$3,859	$172	$-	$51	$115,690

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total
Plant and equipment	$74,425	$19,529	$-	$1,367	$-	$35	$95,356
ROU asset	3,352	5,051	-	-	-	85	8,488
	$77,777	$24,580	$-	$1,367	$-	$120	$103,844